      As filed with the Securities and Exchange Commission on June 11, 1999
                                                           File No. 333 - ______
                                                           File No. 811 - ______

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                      Pre-Effective Amendment No.                            [ ]

                      Post-Effective Amendment No.                           [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                      Amendment No.                                          [ ]

                          HAMBRECHT & QUIST FUND TRUST
               (Exact Name of Registrant as Specified on Charter)

                                 One Bush Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)

                                 (415) 439-3000
                         (Registrant's Telephone Number)

                                 David R. Krimm
                                    President
                     Hambrecht & Quist Fund Management, LLC
                                 One Bush Street
                         San Francisco, California 94104
                     (Name and Address for Agent of Service)
Copies to:

Andre W. Brewster, Esq.
Howard Rice Nemerovski Canady Falk & Rabkin
Three Embarcadero Center, 7th Floor
San Francisco, CA  94111-4065

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of the Hambrecht & Quist Fund Trust.

Registrant will file a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, within ninety days after its fiscal year end.

Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file further amendment which specifically states that such Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended, or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                      HAMBRECHT & QUIST IPO DISCOVERY FUND

                        Prospectus _______________, 1999

                                 Adviser Classes

                  As with all mutual funds, the Securities and
                Exchange Commission (SEC) has not approved these
                  securities or passed on whether the information
                  in this prospectus is adequate and accurate.
                 Anyone who indicates otherwise is committing a
                                 federal crime.

ABOUT THE FUND

The Hambrecht & Quist IPO Discovery Fund (Fund) is designed to offer individual investors the benefits of investing in a diversified portfolio of common stocks issued as part of or after a company's initial public offering (IPO).

The Fund uses a quantitative strategy to make buy and sell decisions. The strategy employs a range of proprietary techniques, developed through an analysis of historical IPO performance.

Since 1993, IPOs have generally performed well relative to market indices, such as the Russell 2000-Registered Trademark- Index, S&P 500-Registered Trademark- Index and Hambrecht & Quist Growth Index. However, many individual investors have not been able to purchase shares of IPOs at the offering price, due to the strong demand for these securities. Even those investors who are able to purchase IPO shares at the offering price may have difficulty from time to time in diversifying their IPO investments. The Fund offers investors the opportunity to benefit from the return potential inherent in IPO investing, as well as from diversification across a portfolio of such investments.

                                             CONTENTS
                                             Goal...............................
                                             Main Strategy......................
                                             Main Risks.........................
                                             Fund Fees and Expenses.............
                                             Fund Management....................
                                             Investing in the Fund..............
                                                  Buying Shares.................
                                                  Selling Shares................
                                             Transaction Policies...............
                                             Distributions and Taxes............
                                             To Learn More......................

GOAL

The Fund's goal is capital appreciation.

MAIN STRATEGY

The Fund seeks to achieve its goal by investing, under normal market conditions, at least 65% of its assets in a diversified portfolio of IPOs. For this purpose, an IPO is generally common stock issued as part of, or within 18 months after, a company's initial public offering and traded on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.

The Fund's sub-adviser, Symphony Asset Management, LLC, has developed a quantitative model which tracks historical IPO performance. At the time of the initial public offering, the sub-adviser will purchase IPO shares that meet certain minimum quantitative criteria for offering size, issuer market capitalization and lead underwriter, among other factors. The sub-adviser will attempt to purchase these shares directly from the underwriters, at the offering price. If shares cannot be obtained at the offering price, they will be purchased in the secondary market. For a period of up to 18 months after the initial public offering, the sub-adviser will also purchase IPO shares based upon the above criteria and certain aftermarket criteria, such as analyst ratings, price, performance, valuation relative to the industry and insider activity. IPO shares held by the Fund will be sold based upon similar aftermarket criteria. The Fund normally expects to sell most of its IPO holdings within a year of purchase.

When the sub-adviser believes that the number or quality of IPOs available for Fund investment is inadequate, the sub-adviser intends to invest in futures contracts or participations based on equity indexes, such as the S&P 500-Registered Trademark- Index or Russell 2000-Registered Trademark- Index. The sub-adviser may also purchase non-IPO equity securities issued primarily by companies which have capitalizations of $1 billion or less at the time of investment. Pending investment and to provide liquidity for redemptions, the Fund may also hold its assets in cash and cash equivalent instruments, such as money market mutual funds, Treasury bills, commercial paper and repurchase agreements. The Fund will consider closing to new purchasers when the Fund's assets exceed $300 million.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to stock markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stock of companies in one or more industries.

THE MARKET FOR IPOS CAN BE INACTIVE FOR EXTENDED PERIODS OF TIME. When the market is inactive, the Fund may be required to invest in futures contracts, index participations and non-IPO securities or hold cash.

THE IPO MARKET TENDS TO FAVOR CERTAIN INDUSTRY SECTORS FROM TIME TO TIME. As a result, the companies in which the Fund invests at any given time may represent a limited number of industry sectors. In these circumstances, the Fund's share price may be subject to greater volatility.

THE FUND MAY BE UNABLE TO PURCHASE IPOS AT THE OFFERING PRICE. The price of IPO shares in the aftermarket may greatly exceed the offering price, making it more difficult for the Fund to realize a profit.

THE INVESTMENT ADVISER MAY APPEAR TO HAVE A CONFLICT OF INTEREST WHEN THE FUND PURCHASES IPOS FROM UNDERWRITING SYNDICATES OF WHICH HAMBRECHT & QUIST LLC, THE FUND'S DISTRIBUTOR AND AN AFFILIATE OF THE FUND'S INVESTMENT ADVISER, ACTS AS A MEMBER OR MANAGER. The Fund will not purchase IPOs directly from Hambrecht & Quist LLC and the Fund otherwise intends to conduct these purchases in compliance with applicable SEC rules.

THE FUND NORMALLY EXPECTS TO SELL MOST OF ITS IPO HOLDINGS WITHIN A YEAR. This turnover of the Fund's portfolio will tend to increase the Fund's transaction costs. Any gains from such sales will also be treated as short-term capital gains, taxable as ordinary income to the Fund's shareholders.

THE FUND MAY HAVE TO SELL STOCKS AT A LOSS IN ORDER TO FUND SHAREHOLDER SALES. Sales are more likely to occur when prices of IPO stocks are declining, and prices of IPO stocks may fall more rapidly than those of other securities.

THE FUND AND THE INVESTMENT ADVISER HAVE NO OPERATING HISTORY AND THE SUB-ADVISER'S MODEL HAS NOT BEEN PREVIOUSLY IMPLEMENTED BY A MUTUAL FUND. The model is based largely on a limited period of past market performance and may fail to anticipate shifts in market dynamics over time.

THE SUB-ADVISER'S MODEL RELIES ON MARKET AND OTHER DATA COMPILED FROM OTHER SOURCES, PRIMARILY QUOTE.COM, A LEADING PROVIDER OF IPO INFORMATION. If this information were to become unavailable, the Fund's investment strategy could be disrupted.

THE FUND MAY INVEST IN OTHER INSTRUMENTS THAT ALSO INVOLVE RISK. For example, futures contracts and index participations, which the Fund may use to gain exposure to the stock market, could hurt the Fund's performance if they do not perform as expected.

THE FUND COULD BE ADVERSELY AFFECTED BY THE FAILURE OF COMPUTER SYSTEMS USED BY THE FUND'S SERVICE PROVIDERS AND OTHERS TO PROPERLY PROCESS DATA CONTAINING DATES OCCURRING AFTER DECEMBER 31, 1999 (YEAR 2000 PROBLEM). The Year 2000 problem could also have an adverse effect on the companies whose securities are held by the Fund or the securities markets and their participants generally.

SPECIAL RISKS OF IPOS
[In a separate box]
Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FUND FEES AND EXPENSES

The following table describes what you can expect to pay as a Fund investor. "Shareholder fees" are one-time expenses charged to you directly by Hambrecht & Quist LLC (H&Q), the Fund's distributor. "Annual operating expenses" are paid out of Fund assets, so their effect is included in total return.

The Fund offers multiple classes of shares. This prospectus offers the Class A shares and Class B shares (Adviser Classes), which are sold through financial intermediaries and have different costs. For information on choosing among the Adviser Classes, see "Investing in the Fund--Buying Shares--Choosing a Share Class." If you would prefer to invest in the Fund without the assistance of a financial intermediary, please contact the Fund's transfer agent, PFPC Inc., at 800-___-____ to request a copy of the Fund's Common Class prospectus.

PERCENTAGE FEE TABLE

                                                              Class A      Class B
                                                              -------      -------
     SHAREHOLDER FEES
        Maximum sales charge
         (as a % of offering price)......................     5.50%(1)      None
        Maximum deferred sales charge
         (as a % of lower of offering
         or sale price)..................................      None         5.00%(2)

-------------------
(1)Imposed upon shares purchased (other than dividend reinvestments). Purchases of $1,000,000 or more sold within a year may be subject to a 1.00% contingent deferred sales charge. See "Investing in the Fund--Buying Shares--Choosing a Share Class--Class A".
(2)Imposed upon shares sold (other than dividend reinvestments) within five years of purchase at a rate of 5.00% the first year, declining to 1.00% in the fifth year, and eliminated thereafter. See "Investing in the Fund--Buying Shares--Choosing a Share Class--Class B."

     ANNUAL OPERATING EXPENSES
       (as a % of average net assets)
        Management fees.................................      0.65%        0.65%
        Distribution fees...............................      0.30         1.00
        Other expenses(1)...............................      0.60         0.60

                                                       ----------------------------

          Total annual operating expenses(2)............      1.55%        2.25%

--------------------
(1)Estimated amounts for the Fund's current fiscal year.
(2)Guaranteed by the investment adviser through December 31, 2000.

EXPENSES ON A $10,000 INVESTMENT

DESIGNED TO HELP YOU COMPARE EXPENSES, THIS EXAMPLE USES THE SAME ASSUMPTIONS AS ALL MUTUAL FUND PROSPECTUSES: A $10,000 INVESTMENT AND 5% RETURN EACH YEAR AND SALE OF YOUR SHARES AT THE END OF THE PERIOD. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

                                 1 Year                         3 Years
                                 ------                         -------
Class A                          $699                           $1013
Class B                          $728                           $1003


You would pay the following expenses if you did not sell your shares.


                                 1 Year                         3 Years
                                 ------                         -------
Class A                          $699                           $1013
Class B                          $228                           $703


FUND MANAGEMENT

The investment adviser for the Fund is Hambrecht & Quist Fund Management, LLC
(HQFM), One Bush Street, San Francisco, CA 94104. HQFM oversees the asset management and administration of the Fund. As compensation for its services, HQFM receives a management fee from the Fund of 0.65% of its average daily net assets, a portion of which is used to pay the Fund's sub-adviser.

HQFM is wholly owned by Hambrecht & Quist California, the parent company for H&Q, a leading investment bank specializing in emerging growth companies. Hambrecht & Quist California is, in turn, a wholly-owned subsidiary of Hambrecht & Quist Group. Through its subsidiaries, Hambrecht & Quist Group provides a variety of financial services, including investment advisory services to registered closed-end mutual funds, wrap-fee programs, employee benefit plans, private investment funds and individuals. HQFM was recently formed to serve as investment adviser for the Fund and has no other advisory clients.

The Fund's sub-adviser is Symphony Asset Management, LLC (Symphony), 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned 50% by BARRA, Inc., a leading provider of analytical models since 1975, and 50% by Symphony's managers through Maestro LLC. Symphony, and its affiliate, Symphony Asset Management, Inc., have more than $2.7 billion in assets under management.

Ross Sakamoto, who has been a Portfolio Manager for the sub-adviser since 1996, handles the Fund's day-to-day management. Prior to 1996, he was a Principal in the Investment Strategies Group of Barclays Global Investors and its predecessors.

INVESTING IN THE FUND

On the following pages you will find information on buying and selling shares. Information on taxes is included as well.

BUYING SHARES

Shares of the Adviser Classes may be purchased through H&Q, the Fund's distributor, or through a variety of brokers, dealers and other financial intermediaries who have been authorized by the distributor to sell Fund shares. You will need to take the following steps to buy shares of the Fund:

STEP 1

CHOOSING A SHARE CLASS

You will need to choose a share class before making your initial investment. Each share class has its own fee structure. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees.

      - Class A shares may be appropriate for investors who prefer to pay the Fund's sales charge up front rather than upon the sale of their shares or want to take advantage of the reduced sales charge for larger investments.

      - Class B shares may be appropriate for investors who wish to avoid a front-end sales charge and put 100% of their investment dollars to work immediately. Class B shares are subject to a contingent deferred sales charge (CDSC) for sales within five years of purchase, and to a higher distribution fee than Class A shares.

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution expenses for the sale and distribution of the Class A and Class B shares. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund and may cost more than paying other types of sales charges.

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                                                                    Commission to
                                                                                      selected
                          Sales charge as a % of     Sales charge as a % of        dealers as % of
Your investment               offering price(1)        your net investment          offering price
--------------------------------------------------------------------------------------------------------
Less than $50,000                  5.50%                      5.82%                      5.00%
$50,000 to $99,999                 4.75%                      4.99%                      4.00%
$100,000 to $249,999               3.75%                      3.90%                      3.00%
$250,000 to $499,999               2.75%                      2.83%                      2.25%
$500,000 to $999,999               2.00%                      2.04%                      1.75%
$1,000,000 or more(2)              None                       None                       1.00%
------------------

(1)Offering price includes the front-end sales charge.
(2)Purchases of $1,000,000 or more sold within one year of purchase may be subject to a 1.00% CDSC.

Purchases of Class A shares may be eligible for reduced sales charges in accordance with the Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention or Privilege for Certain Retirement Plans and certain other investors. See the statement of additional information or consult your financial intermediary to determine if you qualify for a reduced sales charge. In addition to the front-end sales charge, Class A shares carry an annual Rule 12b-1 fee of 0.30% of average daily net assets.

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                         CDSC as a % of your
Time since you bought the              offering or sale price
shares you are selling                   (whichever is less)
---------------------                    -------------------
First year                                        5.00%
Second year                                       4.00%
Third year                                        3.00%
Fourth year                                       2.00%
Fifth year                                        1.00%
Sixth year and thereafter                          None

In addition to the CDSC, Class B shares carry an annual Rule 12b-1 fee of 1.00% of average daily net assets. Class B Shares automatically convert to Class A shares five years from the date of purchase. The conversion will not occur if the Fund is advised that the conversion may constitute a taxable event for federal tax purposes.

STEP 2

DECIDE HOW MUCH YOU WANT TO INVEST.


Minimum Initial              Minimum Additional          Minimum Balance
Investment                   Investment
--------------------------------------------------------------------------------
$5,000                       $100                        $2,500
($2,000 for retirement                                   ($1,000 for retirement and
and custodial accounts)                                   and custodial accounts)


STEP 3

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you do not indicate a choice on the subscription application, we will assume you have selected the first option.


OPTION                FEATURE
--------------------------------------------------------------------------------
Reinvestment          All dividend and capital gain distributions are invested
                      automatically in shares of the Fund
--------------------------------------------------------------------------------
Cash/Reinvestment     You receive payment for dividends, while any capital
Mix                   gain distributions are invested in shares of the Fund
--------------------------------------------------------------------------------
Cash                  You receive payment for all dividends and capital gains
                      distributions

STEP 4

PLACE YOUR ORDER. Your financial intermediary may forward your purchase request to the Fund by any of the following methods:

MAIL
Send a completed subscription application with a check payable to Hambrecht & Quist IPO Discovery Fund for the purchase amount to:

                             PFPC Inc.
                             Attention: Hambrecht & Quist IPO Discovery Fund 400 Bellevue Parkway
                             Wilmington, Delaware 19809

You may add to an account by sending a check payable to the Fund for the purchase amount along with the investor's name and account number to the address above.

WIRE
You may open or add to an account by wiring the purchase amount to:

                             PFPC Trust Co.
                             Attention: Hambrecht & Quist IPO Discovery Fund with these instructions:
                             ABA#_____________
                             DDA#_____________

When opening an account by wire, call PFPC Inc. at 800-___-____ to obtain an account number and mail a completed subscription application to PFPC Inc. at the address above. When wiring funds to an existing account, include the investor's name and account number.

AUTOMATIC INVESTMENT

To automatically invest a set amount in the Fund every month, complete the automatic investment portion of the subscription application. To request this service for existing accounts, call PFPC Inc. at 800-___-____.

Visit the Fund's website at www.hamquist.com to download a subscription application and mail a completed application to PFPC Inc. at the address above.

Please note that orders to buy shares cannot be revoked after you mail the order or wire funds.

SELLING SHARES

Shares of the Adviser Classes may be sold through H&Q or your financial intermediary. Shares held in nominee or "street name" accounts may only be sold through your financial intermediary. Your financial intermediary will be responsible for forwarding the request to PFPC Inc. You will need to use one of the following methods to sell shares of the Fund:

MAIL
Mail your request, including your name, account number and dollar amount of the shares being sold to:

                             PFPC Inc.
                             Attention: Hambrecht & Quist IPO Discovery Fund 400 Bellevue Parkway
                             Wilmington, Delaware 19809

Be sure to include the signature of all persons whose names are on the account and indicate how you would like to receive the proceeds from the sale of your shares (for example, by means of a check or a wire transfer to your bank account). A fee of $10.00 will be charged to your account for wire transfers.

PHONE
Call 800-___-____. You may only sell shares by telephone if you have previously authorized PFPC Inc., the Fund's transfer agent, to act on telephone instructions by indicating this authority on your subscription application, or by calling PFPC Inc. at 800-___-____ to request this service. Neither the Fund nor PFPC Inc. will be liable for following telephone instructions reasonably believed to be genuine.

When selling shares, please be aware of the following policies:

   -  The Fund may take up to seven days to pay sale proceeds

   - If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase

   - If necessary to minimize any applicable CDSC, the Fund will sell shares you have held the longest

   - Except for sales through certain authorized financial intermediaries, shares sold through a financial intermediary will be priced at the net asset value next calculated after the transfer agent receives the request in proper form from the financial intermediary

   - Sale requests in excess of $25,000 must be accompanied by a signature guarantee of an eligible institution (available from most banks and trust companies)

TRANSACTION POLICIES

The Fund is open for business each day that the New York Stock Exchange (NYSE) is open for regular trading. The Fund calculates its share price each business day, after the close of regular trading on the NYSE (generally 4 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of shares outstanding.

In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, the Fund may value securities based on fair values developed using methods approved by the Fund's Trustees.

The effective time of your purchase or sale, which determines the price you pay or receive for your shares, will be the time the Fund's transfer agent, PFPC Inc., or an authorized financial intermediary receives your order. Orders received in proper form prior to the close of regular trading on the NYSE will be valued at the net asset value per share calculated that day. Orders received after the close of regular trading on the NYSE will be priced the next day the Fund calculates its net asset value. Investors effecting transactions through financial intermediaries may be charged transaction or other fees in addition to those described in this prospectus.

THE FUND RESERVES CERTAIN RIGHTS, including the following:

   -  To withdraw or suspend any part of the offering made by this prospectus

   - To close the Fund to investors, other than current shareholders and certain retirement plans and investment advisory clients, when the Fund's assets exceed $300 million

   - To refuse any purchase order, including those that appear to be associated with short-term trading activities

   -  To change or waive the Fund's investment minimums

   - To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

   - To pay you in portfolio securities, rather than in cash, if the value of the shares you sell exceeds $250,000 or 1% of the Fund's assets

   - To automatically sell your shares if your account is closed for any reason or if your balance falls below the minimum required as a result of selling your shares

DISTRIBUTIONS AND TAXES

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax adviser about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

As a shareholder, you are entitled to your share of income and gains the Fund earns. Every year, the Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Unless you are investing through a tax-deferred or Roth retirement account, your Fund distributions generally have tax consequences. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. It is expected that most of the Fund's capital gains will be short-term. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund.

Distributions are generally taxable in the year they are declared, whether you reinvest them or take them in cash.

If you are investing through a taxable account and purchase shares of the Fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the Fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid "buying a dividend," as it is often called, by contacting PFPC Inc. at 800 -___-____ to determine if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity for investment gain during the period before the distribution outweighs the tax consequences of buying a dividend.

Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss to you. A gain or loss generally will be treated as short-term if shares are held for 12 months or less, long-term if shares are held longer.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any distributions the Fund paid during the previous calendar year.

TO LEARN MORE

This prospectus contains important information about the Fund and should be read and kept for reference. You also can obtain more information from the following sources:

   - SHAREHOLDER REPORTS, which will be mailed to Fund investors semi-annually, will discuss recent performance and portfolio holdings.

   - THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it part of the prospectus.

You can obtain copies of these documents by contacting the Fund's transfer agent, PFPC Inc., or the SEC at the locations below. All materials from the transfer agent are free; the SEC charges a duplicating fee. You also can review these materials in person at the SEC's Public Reference Room.

PFPC INC
400 Bellevue Parkway
Wilmington, Delaware 19809
800-___-____
www.hamquist.com

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

                                               SEC FILE NUMBER
                                                Hambrecht & Quist
                                                  IPO Discovery Fund 811-_______

                            SUBSCRIPTION APPLICATION

                      HAMBRECHT & QUIST IPO DISCOVERY FUND
                           CLASS A OR CLASS B SHARES
                 PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                                    PFPC INC.
         400 BELLEVUE PARKWAY, WILMINGTON, DE 19809 TEL.# 1-800-___-____

-----------------------------------------------------------------------------------------------------------------------------------
STEP 1                            Please type or print name exactly as account is to be registered
A.  ACCOUNT
    REGISTRATION                  1._______________________________________________________________________________________________
                                         First Name                     Middle Initial        Last Name      Social Security Number
/ / INDIVIDUAL Use line 1         2._______________________________________________________________________________________________
/ / JOINT ACCOUNT*                       First Name                     Middle Initial        Last Name      Social Security Number
    Use lines 1 &2                3._______________________________________________________________________________________________
/ / FOR A MINOR Use line 3             Custodian's First Name                     Middle Initial              Last Name
/ / FOR TRUST, CORPORATION,
    PARTNERSHIP OR OTHER          Custodian for____________________________________________________________________________________
    ENTITY                                           Minor's First Name           Middle Initial              Last Name
    Use line 4
                                  Under the__________________ UGTMA**______________________________________________________________
*  Joint Accounts will be joint               Name of State                          Minor's Social Security Number
   tenants with rights of         4._______________________________________________________________________________________________
   survivorship unless            _________________________________________________________________________________________________
   otherwise specified.          (Name of Corporation or Organization, If a Trust, Include the name(s) of Trustees in which account
** Uniform Gifts/Transfers to     will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit
   Minors  Act.                   Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

                                  _________________________________________________________________________________________________
                                           Tax I.D. Number                  Authorized Individual                 Title
-----------------------------------------------------------------------------------------------------------------------------------
B. MAILING                        _________________________________________________________________________________________________
   ADDRESS AND                    Street or PO Box                                           City
   TELEPHONE                      _______________________________________       (________ )________________________________________
   NUMBER                         State                     Zip                 Daytime Phone Number
                                  Occupation:____________________________       Employer:__________________________________________
                                  Employer's Address:______________________________________________________________________________
                                                            Street Address                City           State           Zip
                                  Citizen or resident of:   / / U.S.  Other / /__________ Check  here / / if you are a non-U.S.
                                  Citizen  or  resident  and  not  subject  to  back-up  withholding.  (See certification in Step 4,
                                  Section B, below.)
-----------------------------------------------------------------------------------------------------------------------------------
C. FINANCIAL INTERMEDIARY:        _______________________________________       ___________________________________________________
  (Important --                   Dealer Name                                   Branch Number
   to be completed by
   Financial Intermediary)        _______________________________________       ___________________________________________________
                                  Street Address                                Rep. Number/Name
                                  _______________________________________       (________)_________________________________________
                                  City                 State        Zip         Area Code          Telephone
-----------------------------------------------------------------------------------------------------------------------------------
 STEP 2                           Indicate Method of Payment (For either method, make check payment to Hambrecht & Quist IPO
 PURCHASES OF SHARES              Discovery Fund)
 A.  INITIAL INVESTMENT           / / Initial Investment $_____________________ (Minimum $5,000)
 (Indicate Class of Shares)       / / Automatic Investment $_____________________ (Minimum $5,000)
                                  For Automatic Investment of at least $100 per month, you must complete Step 3, Section A,
 / / Class A Shares               Step 4, Sections A & B and ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

 / / Class B Shares               IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 B.DISTRIBUTIONS                  ALL INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL
                                  SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.
                                  Dividends are to be:  / / Reinvested  / / Paid in cash*
                                  Capital Gains Distributions are to be:  / / Reinvested  / / Paid in cash*

                                     *FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

                                  / / Deposit directly into my/our Financial Institution account.
                                      ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK
                                      showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or  credit union.)

                                  / / Mail check to my/our address listed in Step 1B.
-----------------------------------------------------------------------------------------------------------------------------------
 STEP 3                           This option provides you with a convenient way to have amounts automatically
 SPECIAL FEATURES                 drawn on your Financial Institution account and invested in your Fund account.
                                  To establish this program please complete Step 4, Sections A & B of this Application.
A. AUTOMATIC
   INVESTMENT                     I/We wish to make regular monthly investments of  $__________ (minimum $100) on
   (Check appropriate box)        the / / 1st day or / / 16th day of the month (or on the first business day after that
      / / YES  / / NO             date).

                                  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)
-----------------------------------------------------------------------------------------------------------------------------------
B. INVESTMENT BY WIRE             This option provides you with a convenient way to add to your account (minimum
   (Check appropriate box)        $100 and maximum  $__________) at any time you wish by simply calling the Fund's transfer agent, PFPC Inc.  (TRANSFER AGENT), toll-free at 1-800-___-_____. To establish
   / / YES  / /  NO               this program, please complete Step 4, Sections A & B of this Application.

                                  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)
-----------------------------------------------------------------------------------------------------------------------------------
C. STATEMENT OF                   I/We intend to invest in Class A Shares of the Fund  during the 13-month period from the date
   INTENTION                      of my/our first purchase pursuant to this Letter (which purchase cannot be more than 90 days
   APPLICABLE TO CLASS A SHARES   prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends
   ONLY.                          or distributions) of at least $50,000 which, together with my/our present holdings of Class A
   See Statement of Intention     shares of the Fund (at public offering price on date of this Letter), will equal or exceed the
   in the Statement of            minimum amount checked below:
   Additional Information.
   / / YES  / / NO                / /  $50,000         / /  $100,000         / /  $250,000           / /  $500,000
                                  / /  $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
 STEP 4  SECTION A                DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS
-----------------------------------------------------------------------------------------------------------------------------------

                                    IF YOU SELECTED AUTOMATIC INVESTMENT OR INVESTMENT BY WIRE
                                          YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Transfer Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service.
I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institution Account Number_____________________________________________________________________________________________
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Name and Address                  Name of Financial Institution____________________________________________________________________
where my/our account              Street Address___________________________________________________________________________________
is maintained                     City_____________________________________________________    State________________   Zip_________
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Name(s) and Signature(s) of       _____________________________________________________________________
Depositor(s as they appear                                    (Please Print)
where account is registered       _____________________________________________________________________   _________________________
                                                                (Signature)                                         (Date)
                                  _____________________________________________________________________
                                                              (Please Print)
                                  _____________________________________________________________________   _________________________
                                                                (Signature)                                         (Date)
------------------------------------------------------------------------------------------------------------------------------------

                            INDEMNIFICATION AGREEMENT

To:  Financial Institution Named Above

So that you may comply with your depositor's request, Hambrecht & Quist LLC (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.
2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Transfer Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.
3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

-------------------------------------------------------------------------------
 STEP 4  SECTION B    SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED
-------------------------------------------------------------------------------
- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.
- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.
- I/We acknowledge that in connection with an Automatic Investment or Investment By Wire, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Investment By Wire may be subject to applicable sales charges.
- The Fund, the Transfer Agent and the Distributor and their Trustees, directors, officers, members, shareholders, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Transfer Agent follows reasonable procedures designed to verify the identity of the caller. The Transfer Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Transfer Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies that (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (II) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 IRS penalty; of (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would received any gain from the Fund or is exempt under an income tax treaty. NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

_______________________________________   _________________________________   _______________
Individual (or Custodian)                      Joint Registrant, if any            Date

_______________________________________   _________________________________   _______________
Corporate Office, Partner, Trustee, etc.                Title                       Date

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.
- Certain features (Automatic Investment and Investment By Wire) are effective 15 days after this form is received in good order by the Transfer Agent.
- You may cancel any feature at any time, effective 3 days after the Transfer Agent receives written notice from you.
- Either the Fund or the Transfer Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.
- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice shareholders except if additional notice is specifically required by the terms of the prospectus.

BANKING INFORMATION
- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from the Transfer Agent at 1-800-___-____ and send it to the Transfer Agent together with a "VOIDED" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective 15 days after this form is received in good order by the Transfer Agent.

                      HAMBRECHT & QUIST IPO DISCOVERY FUND

                        Prospectus _______________, 1999

                                  Common Class

                  As with all mutual funds, the Securities and
                Exchange Commission (SEC) has not approved these
                 securities or passed on whether the information
                  in this prospectus is adequate and accurate.
                 Anyone who indicates otherwise is committing a
                                 federal crime.


ABOUT THE FUND

The Hambrecht & Quist IPO Discovery Fund (Fund) is designed to offer individual investors the benefits of investing in a diversified portfolio of common stocks issued as part of or after a company's initial public offering (IPO).

The Fund uses a quantitative strategy to make buy and sell decisions. The strategy employs a range of proprietary techniques, developed through an analysis of historical IPO performance.

Since 1993, IPOs have generally performed well relative to market indices, such as the Russell 2000-Registered Trademark- Index, S&P 500-Registered Trademark- Index and Hambrecht & Quist Growth Index. However, many individual investors have not been able to purchase shares of IPOs at the offering price, due to the strong demand for these securities. Even those investors who are able to purchase IPO shares at the offering price may have difficulty from time to time in diversifying their IPO investments. The Fund offers investors the opportunity to benefit from the return potential inherent in IPO investing, as well as from diversification across a portfolio of such investments.

                                            CONTENTS
                                            Goal................................
                                            Main Strategy.......................
                                            Main Risks..........................
                                            Fund Fees and Expenses..............
                                            Fund Management.....................
                                            Investing in the Fund...............
                                                 Buying Shares..................
                                                 Selling Shares.................
                                            Transaction Policies................
                                            Distributions and Taxes.............
                                            To Learn More.......................

GOAL

The Fund's goal is capital appreciation.

MAIN STRATEGY

The Fund seeks to achieve its goal by investing, under normal market conditions, at least 65% of its assets in a diversified portfolio of IPOs. For this purpose, an IPO is generally common stock issued as part of, or within 18 months after, a company's initial public offering and traded on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.

The Fund's sub-adviser, Symphony Asset Management, LLC, has developed a quantitative model which tracks historical IPO performance. At the time of the initial public offering, the sub-adviser will purchase IPO shares that meet certain minimum quantitative criteria for offering size, issuer market capitalization and lead underwriter, among other factors. The sub-adviser will attempt to purchase these shares directly from the underwriters, at the offering price. If shares cannot be obtained at the offering price, they will be purchased in the secondary market. For a period of up to 18 months after the initial public offering, the sub-adviser will also purchase IPO shares based upon the above criteria and certain aftermarket criteria, such as analyst ratings, price, performance, valuation relative to the industry and insider activity. IPO shares held by the Fund will be sold based upon similar aftermarket criteria. The Fund normally expects to sell most of its IPO holdings within a year of purchase.

When the sub-adviser believes that the number or quality of IPOs available for Fund investment is inadequate, the sub-adviser intends to invest in futures contracts or participations based on equity indexes, such as the S&P 500-Registered Trademark Index or Russell 2000-Registered Trademark- Index. The sub-adviser may also purchase non-IPO equity securities issued primarily by companies which have capitalizations of $1 billion or less at the time of investment. Pending investment and to provide liquidity for redemptions, the Fund may also hold its assets in cash and cash equivalent instruments, such as money market mutual funds, Treasury bills, commercial paper and repurchase agreements. The Fund will consider closing to new purchasers when the Fund's assets exceed $300 million.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to stock markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stock of companies in one or more industries.

THE MARKET FOR IPOS CAN BE INACTIVE FOR EXTENDED PERIODS OF TIME. When the market is inactive, the Fund may be required to invest in futures contracts, index participations and non-IPO securities or hold cash.

THE IPO MARKET TENDS TO FAVOR CERTAIN INDUSTRY SECTORS FROM TIME TO TIME. As a result, the companies in which the Fund invests at any given time may represent a limited number of industry sectors. In these circumstances, the Fund's share price may be subject to greater volatility.

THE FUND MAY BE UNABLE TO PURCHASE IPOS AT THE OFFERING PRICE. The price of IPO shares in the aftermarket may greatly exceed the offering price, making it more difficult for the Fund to realize a profit.

THE INVESTMENT ADVISER MAY APPEAR TO HAVE A CONFLICT OF INTEREST WHEN THE FUND PURCHASES IPOS FROM UNDERWRITING SYNDICATES OF WHICH HAMBRECHT & QUIST LLC, THE FUND'S DISTRIBUTOR AND AN AFFILIATE OF THE FUND'S INVESTMENT ADVISER, ACTS AS A MEMBER OR MANAGER. The Fund will not purchase IPOs directly from Hambrecht & Quist LLC, and the Fund otherwise intends to conduct these purchases in compliance with applicable SEC rules.

THE FUND NORMALLY EXPECTS TO SELL MOST OF ITS IPO HOLDINGS WITHIN A YEAR. This turnover of the Fund's portfolio will tend to increase the Fund's transaction costs. Any gains from such sales will also be treated as short-term capital gains, taxable as ordinary income to the Fund's shareholders.

THE FUND MAY HAVE TO SELL STOCKS AT A LOSS IN ORDER TO FUND SHAREHOLDER SALES. Sales are more likely to occur when prices of IPO stocks are declining, and prices of IPO stocks may fall more rapidly than those of other securities.

THE FUND AND THE INVESTMENT ADVISER HAVE NO OPERATING HISTORY AND THE SUB-ADVISER'S MODEL HAS NOT BEEN PREVIOUSLY IMPLEMENTED BY A MUTUAL FUND. The model is based largely on a limited period of past market performance and may fail to anticipate shifts in market dynamics over time.

THE SUB-ADVISER'S MODEL RELIES ON MARKET AND OTHER DATA COMPILED FROM OTHER SOURCES, PRIMARILY QUOTE.COM, A LEADING PROVIDER OF IPO INFORMATION. If this information were to become unavailable, the Fund's investment strategy could be disrupted.

THE FUND MAY INVEST IN OTHER INSTRUMENTS THAT ALSO INVOLVE RISK. For example, futures contracts and index participations, which the Fund may use to gain exposure to the stock market, could hurt the Fund's performance if they do not perform as expected.

THE FUND COULD BE ADVERSELY AFFECTED BY THE FAILURE OF COMPUTER SYSTEMS USED BY THE FUND'S SERVICE PROVIDERS AND OTHERS TO PROPERLY PROCESS DATA CONTAINING DATES OCCURRING AFTER DECEMBER 31, 1999 (YEAR 2000 PROBLEM). The Year 2000 problem could also have an adverse effect on the companies whose securities are held by the Fund or the securities markets and their participants generally.

SPECIAL RISKS OF IPOS
[In a separate box]
Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FUND FEES AND EXPENSES

The following table describes what you can expect to pay as a Fund investor. "Shareholder fees" are one-time expenses charged to you directly by Hambrecht & Quist LLC (H&Q), the Fund's distributor. "Annual operating expenses" are paid out of Fund assets, so their effect is included in total return.

The Fund offers multiple classes of shares. This prospectus offers the Common Class shares. If you would prefer to invest in the Fund with the assistance of a financial intermediary, please contact the Fund's transfer agent, PFPC Inc., at 800-____-______ to request a copy of the Fund's Adviser Classes prospectus.

PERCENTAGE FEE TABLE
        SHAREHOLDER FEES
                Maximum sales charge imposed...............       None
                Maximum deferred sales charge..............       None

        ANNUAL OPERATING EXPENSES
        (as a % of average net assets)
                Management fees............................       0.65%
                Distribution fees..........................       0.25
                Other expenses(1)..........................       0.60
                                                                  ----
             Total annual operating expenses(2)                   1.50%

-----------------------
(1) Estimated amounts for the Fund's current fiscal year.
(2) Guaranteed by the investment adviser through December 31, 2000.

EXPENSES ON A $10,000 INVESTMENT

DESIGNED TO HELP YOU COMPARE EXPENSES, THIS EXAMPLE USES THE SAME ASSUMPTIONS AS ALL MUTUAL FUND PROSPECTUSES: A $10,000 INVESTMENT AND 5% RETURN EACH YEAR AND SALE OF YOUR SHARES AT THE END OF THE PERIOD. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

                         1 YEAR             3 YEARS
                         ------             -------
                          $153                $474

FUND MANAGEMENT

The investment adviser for the Fund is Hambrecht & Quist Fund Management, LLC
(HQFM), One Bush Street, San Francisco, CA 94104. HQFM oversees the asset management and administration of the Fund. As compensation for its services, HQFM receives a management fee from the Fund of 0.65% of its average daily net assets, a portion of which is used to pay the Fund's sub-adviser.

HQFM is wholly owned by Hambrecht & Quist California, the parent company for H&Q, a leading investment bank specializing in emerging growth companies. Hambrecht & Quist California is, in turn, a wholly-owned subsidiary of Hambrecht & Quist Group. Through its subsidiaries, Hambrecht & Quist Group provides a variety of financial services, including investment advisory services to registered closed-end mutual funds, wrap-fee programs, employee benefit plans, private investment funds and individuals. HQFM was recently formed to serve as investment adviser for the Fund and has no other advisory clients.

The Fund's sub-adviser is Symphony Asset Management, LLC (Symphony), 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned 50% by BARRA, Inc., a leading provider of analytical models since 1975, and 50% by Symphony's managers through Maestro LLC. Symphony, and its affiliate, Symphony Asset Management, Inc., have more than $2.7 billion in assets under management.

Ross Sakamoto, who has been a Portfolio Manager for the sub-adviser since 1996, handles the Fund's day-to-day management. Prior to 1996, he was a Principal in the Investment Strategies Group of Barclays Global Investors and its predecessors.

INVESTING IN THE FUND

On the following pages you will find information on buying and selling shares. Information on taxes is included as well.

BUYING SHARES

Common Class shares may be purchased either directly from the Fund or through authorized mutual fund supermarkets. Common Class shares are purchased and sold without the imposition of either an initial sales charge or a contingent deferred sales charge and carry an annual Rule 12b-1 fee of 0.25% of average daily net assets. Because this fee is paid out of Fund assets on an ongoing basis, over time this fee will increase the cost of your investment in the Fund and may cost more than paying other types of sales charges. You will need to take the following steps to buy shares of the Fund:

STEP 1

Decide how much you want to invest.


Minimum Initial                Minimum Additional        Minimum Balance
Investment                     Investment
--------------------------------------------------------------------------------
$5,000                         $100                      $2,500
($2,000 for retirement and                               ($1,000 for retirement and
custodial accounts)                                      custodial accounts)


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you do not indicate a choice on the subscription application, we will assume you have selected the first option.


OPTION                           FEATURE
-------------------------------------------------------------------------------------------------------------
Reinvestment                     All dividend and capital gain distributions are invested automatically in shares of the Fund
-------------------------------------------------------------------------------------------------------------
Cash/Reinvestment Mix            You receive payment for dividends, while any capital gain distributions are invested in shares of the Fund
-------------------------------------------------------------------------------------------------------------
Cash                             You receive payment for all dividends and capital gains distributions
-------------------------------------------------------------------------------------------------------------

STEP 3

PLACE YOUR ORDER. Use any of the methods below to buy shares of the Fund:

MAIL
Send a completed subscription application with a check payable to Hambrecht & Quist IPO Discovery Fund for the purchase amount to:

              PFPC Inc.
              Attention:  Hambrecht & Quist IPO Discovery Fund
              400 Bellevue Parkway
              Wilmington, Delaware 19809

You may add to an account by sending a check payable to the Fund for the purchase amount along with the investor's name and account number to the address above.

WIRE
You may open or add to an account by wiring the purchase amount to:

              PFPC Trust Co.
              Attention: Hambrecht & Quist IPO Discovery Fund with these instructions:
              ABA#_____________
              DDA#_____________

When opening an account by wire, call PFPC Inc. at 800-___-____ to obtain an account number and mail a completed subscription application to PFPC Inc. at the address above. When wiring funds to an existing account, include your name and account number.

AUTOMATIC INVESTMENT

To automatically invest a set amount in the Fund every month, complete the automatic investment portion of the subscription application. If you are an existing shareholder you may request this by calling PFPC Inc. at 800-___-____.

Visit the Fund's website at www.hamquist.com to download a subscription application and mail a completed application to PFPC Inc. at the address above.

Please note that orders to buy shares cannot be revoked after you mail the order or wire funds.

SELLING SHARES

You will need to use one of the following methods to sell shares of the Fund:

MAIL
Mail your request, including your name, account number and dollar amount of the shares being sold to:

              PFPC Inc.
              Attention: Hambrecht & Quist IPO Discovery Fund
              400 Bellevue Parkway
              Wilmington, Delaware 19809

Be sure to include the signature of all persons whose names are on the account and indicate how you would like to receive the proceeds from the sale of your shares (for example, by means of a check or a wire transfer to your bank account). A fee of $10.00 will be charged to your account for wire transfers.

PHONE
Call 800-___-____. You may only sell shares by telephone if you have previously authorized PFPC Inc., the Fund's transfer agent, to act on telephone instructions by indicating this authority on your subscription application, or by calling PFPC Inc. at 800 -___-____ to request this service. Neither the Fund nor PFPC Inc. will be liable for following telephone instructions reasonably believed to be genuine.

MUTUAL FUND SUPERMARKETS
If you have purchased shares through a mutual fund supermarket you may sell shares by contacting the supermarket. Your mutual fund supermarket will be responsible for forwarding the request to PFPC Inc.

When selling shares, please be aware of the following policies:

      -  The Fund may take up to seven days to pay sale proceeds

      - If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase

      - Sale requests in excess of $25,000 must be accompanied by a signature guarantee of an eligible institution (available from most banks and trust companies)

TRANSACTION POLICIES

The Fund is open for business each day that the New York Stock Exchange (NYSE) is open for regular trading. The Fund calculates its share price each business day, after the close of regular trading on the NYSE (generally 4 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of shares outstanding.

In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, the Fund may value securities based on fair values developed using methods approved by the Fund's Trustees.

The effective time of your purchase or sale, which determines the price you pay or receive for your shares, will be the time the Fund's transfer agent, PFPC Inc., or an authorized financial intermediary receives your order. Orders received in proper form prior to the close of regular trading on the NYSE will be valued at the net asset value per share calculated that day. Orders received after the close of regular trading on the NYSE will be priced the next day the Fund calculates its net asset value. Investors effecting transactions through financial intermediaries may be charged transaction or other fees in addition to those described in this prospectus.

THE FUND RESERVES CERTAIN RIGHTS, including the following:

      -  To withdraw or suspend any part of the offering made by this prospectus

      - To close the Fund to investors, other than current shareholders and certain retirement plans and investment advisory clients, when the Fund's assets exceed $300 million

      - To refuse any purchase order, including those that appear to be associated with short-term trading activities

      -  To change or waive the Fund's investment minimums

      - To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

      - To pay you in portfolio securities, rather than in cash, if the value of the shares you sell exceeds $250,000 or 1% of the Fund's assets

      - To automatically sell your shares if your account is closed for any reason or if your balance falls below the minimum required as a result of selling your shares

DISTRIBUTIONS AND TAXES

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax adviser about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

As a shareholder, you are entitled to your share of income and gains the Fund earns. Every year, the Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Unless you are investing through a tax-deferred or Roth retirement account, your Fund distributions generally have tax consequences. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. It is expected that most of the Fund's capital gains will be short-term. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions are generally taxable in the year they are declared, whether you reinvest them or take them in cash.

If you are investing through a taxable account and purchase shares of the Fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the Fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid "buying a dividend," as it is often called, by contacting PFPC Inc. at 800 -___-____ to determine if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity for investment gain during the period before the distribution outweighs the tax consequences of buying a dividend.

Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss to you. A gain or loss generally will be treated as short-term if shares are held for 12 months or less, long-term if shares are held longer.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any distributions the Fund paid during the previous calendar year.

TO LEARN MORE

This prospectus contains important information about the Fund and should be read and kept for reference. You also can obtain more information from the following sources:

      - SHAREHOLDER REPORTS, which will be mailed to Fund investors semi-annually, will discuss recent performance and portfolio holdings.

      - THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it part of the prospectus.

You can obtain copies of these documents by contacting the Fund's transfer agent, PFPC Inc., or the SEC at the locations below. All materials from the transfer agent are free; the SEC charges a duplicating fee. You also can review these materials in person at the SEC's Public Reference Room.

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809
800-___-____
www.hamquist.com

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov





                                        SEC FILE NUMBER
                                          Hambrecht & Quist
                                            IPO Discovery Fund 811-_______

                            SUBSCRIPTION APPLICATION
                      HAMBRECHT & QUIST IPO DISCOVERY FUND

                              COMMON CLASS SHARES
                 PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                                    PFPC INC.
       400 BELLEVUE PARKWAY, WILMINGTON, DE 19809 TEL.# 1-800-____-______

-----------------------------------------------------------------------------------------------------------------------------------
STEP 1                            Please type or print name exactly as account is to be registered
A.  ACCOUNT
    REGISTRATION                  1._______________________________________________________________________________________________
                                         First Name                     Middle Initial        Last Name      Social Security Number
/ / INDIVIDUAL Use line 1         2._______________________________________________________________________________________________
/ / JOINT ACCOUNT*                       First Name                     Middle Initial        Last Name      Social Security Number
    Use lines 1 &2                3._______________________________________________________________________________________________
/ / FOR A MINOR Use line 3             Custodian's First Name                     Middle Initial              Last Name
/ / FOR TRUST, CORPORATION,
    PARTNERSHIP OR OTHER          Custodian for____________________________________________________________________________________
    ENTITY                                           Minor's First Name           Middle Initial              Last Name
    Use line 4
                                  Under the__________________ UGTMA**______________________________________________________________
*  Joint Accounts will be joint               Name of State                          Minor's Social Security Number
   tenants with rights of         4._______________________________________________________________________________________________
   survivorship unless            _________________________________________________________________________________________________
   otherwise specified.          (Name of Corporation or Organization, If a Trust, Include the name(s) of Trustees in which account
** Uniform Gifts/Transfers to     will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit
   Minors  Act.                   Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

                                  _________________________________________________________________________________________________
                                           Tax I.D. Number                  Authorized Individual                 Title
-----------------------------------------------------------------------------------------------------------------------------------
B. MAILING                        _________________________________________________________________________________________________
   ADDRESS AND                    Street or PO Box                                           City
   TELEPHONE                      _______________________________________       (________ )________________________________________
   NUMBER                         State                     Zip                 Daytime Phone Number
                                  Occupation:____________________________       Employer:__________________________________________
                                  Employer's Address:______________________________________________________________________________
                                                            Street Address                City           State           Zip
                                  Citizen or resident of:   / / U.S.  Other / /__________ Check  here / / if you are a non-U.S.
                                  Citizen  or  resident  and  not  subject  to  back-up  withholding.  (See certification in Step 4,
                                  Section B, below.)
-----------------------------------------------------------------------------------------------------------------------------------
C. FINANCIAL INTERMEDIARY:        _______________________________________       ___________________________________________________
   (Important --                  Dealer Name                                   Branch Number
   to be completed by
   Financial Intermediary)        _______________________________________       ___________________________________________________
                                  Street Address                                Rep. Number/Name
                                  _______________________________________       (________)_________________________________________
                                  City                 State        Zip         Area Code          Telephone
-----------------------------------------------------------------------------------------------------------------------------------
 STEP 2                           Indicate Method of Payment (For either method, make check payment to HAMBRECHT & QUIST IPO
 PURCHASES OF SHARES              DISCOVERY FUND)
 A.  INITIAL INVESTMENT           / / Initial Investment $_____________________ (Minimum $5,000)
                                  / / Automatic Investment $_____________________ (Minimum $5,000)
                                  For Automatic Investment of at least $100 per month, you must complete Step 3, Section A,
                                  Step 4, Sections A & B and ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 B.DISTRIBUTIONS                  ALL INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL
                                  SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.
                                  Dividends are to be:  / / Reinvested  / / Paid in cash*
                                  Capital Gains Distributions are to be:  / / Reinvested  / / Paid in cash*

                                     *FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

                                  / / Deposit directly into my/our Financial Institution account.
                                      ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK
                                      showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or  credit union.)

                                  / / Mail check to my/our address listed in Step 1B.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 STEP 3                           This option provides you with a convenient way to have amounts automatically
 SPECIAL FEATURES                 drawn on your Financial Institution account and invested in your Fund account.
                                  To establish this program please complete Step 4, Sections A & B of this Application.
A. AUTOMATIC
   INVESTMENT                     I/We wish to make regular monthly investments of  $__________ (minimum $100) on
   (Check appropriate box)        the / / 1st day or / / 16th day of the month (or on the first business day after that
   / / YES  / / NO                date).

                                  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)
-----------------------------------------------------------------------------------------------------------------------------------
B. INVESTMENT BY WIRE                This option provides you with a convenient way to add to your account (minimum
   (Check appropriate box)        $100 and maximum  $__________) at any time you wish by simply calling the transfer agent, PFPC Inc.  (TRANSFER AGENT), toll-free at 1-800-___-_____. To establish
   / / YES  / /  NO               this program, please complete Step 4, Sections A & B of this Application.

                                  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)
-----------------------------------------------------------------------------------------------------------------------------------
 STEP 4  SECTION A                DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS
-----------------------------------------------------------------------------------------------------------------------------------
                                    IF YOU SELECTED AUTOMATIC INVESTMENT OR INVESTMENT BY WIRE
                                          YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Transfer Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service.
I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.
-----------------------------------------------------------------------------------------------------------------------------------
Financial Institution Account Number_____________________________________________________________________________________________
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Name and Address                  Name of Financial Institution____________________________________________________________________
where my/our account              Street Address___________________________________________________________________________________
is maintained                     City_____________________________________________________    State________________   Zip_________
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Name(s) and Signature(s) of       _____________________________________________________________________
Depositor(s) as they appear                                   (Please Print)
where account is registered       _____________________________________________________________________   _________________________
                                                                (Signature)                                         (Date)
                                  _____________________________________________________________________
                                                              (Please Print)
                                  _____________________________________________________________________   _________________________
                                                                (Signature)                                         (Date)
------------------------------------------------------------------------------------------------------------------------------------

                            INDEMNIFICATION AGREEMENT

To:  Financial Institution Named Above

So that you may comply with your depositor's request, Hambrecht & Quist LLC (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.
2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Transfer Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.
3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

-------------------------------------------------------------------------------
 STEP 4  SECTION B    SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED
-------------------------------------------------------------------------------
- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.
- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.
- I/We acknowledge that in connection with an Automatic Investment or Investment By Wire, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Investment By Wire may be subject to applicable sales charges.
- The Fund, the Transfer Agent and the Distributor and their Trustees, directors, officers, members, shareholders, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Transfer Agent follows reasonable procedures designed to verify the identity of the caller. The Transfer Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Transfer Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies that (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (II) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments
   (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 IRS penalty; of (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S.
   which would received any gain from the Fund or is exempt under an income tax treaty.
          NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
                  FOR A TRUST, ALL TRUSTEES MUST SIGN.*

_______________________________________   _________________________________   _______________
Individual (or Custodian)                      Joint Registrant, if any            Date

_______________________________________   _________________________________   _______________
Corporate Office, Partner, Trustee, etc.                Title                       Date

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.
- Certain features (Automatic Investment and Investment By Wire) are effective 15 days after this form is received in good order by the Transfer Agent.
- You may cancel any feature at any time, effective 3 days after the Transfer Agent receives written notice from you.
- Either the Fund or the Transfer Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.
- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice shareholders except if additional notice is specifically required by the terms of the prospectus.

BANKING INFORMATION
- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from the Transfer Agent at 1-800-___-____ and send it to the Transfer Agent together with a "VOIDED" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective 15 days after this form is received in good order by the Transfer Agent.

                      HAMBRECHT & QUIST IPO DISCOVERY FUND

                       Statement of Additional Information

                                 Adviser Classes
                                  Common Class
                             _____________ __, 1999


               This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Hambrecht & Quist IPO Discovery Fund (Fund) prospectuses for the Adviser Classes and the Common Class, each dated ____________, 1999 (as amended from time to time). The Fund is currently the only series of the Hambrecht & Quist Fund Trust.

               To obtain a copy of either of the Fund's prospectuses, please call the Fund's transfer agent, PFPC Inc., at 800-___-____, 24 hours a day, or write to PFPC Inc., attention Hambrecht & Quist IPO Discovery Fund, at 400 Bellevue Parkway, Wilmington, Delaware 19809. For TDD service call 800-___-____, between 8 a.m. and 5 p.m. Eastern standard time. The prospectuses also are available on the Internet at www.hamquist.com.



                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----
OTHER STRATEGIES, RISKS AND LIMITATIONS
MANAGEMENT OF THE FUND
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
DESCRIPTION OF THE TRUST
PURCHASE, REDEMPTION AND PRICING OF SHARES
TAXATION
CALCULATION AND USE OF PERFORMANCE DATA
FINANCIAL STATEMENTS

OTHER STRATEGIES, RISKS AND LIMITATIONS


        OTHER STRATEGIES AND RISKS


               The following discussion supplements and should be read in conjunction with the sections in the prospectus entitled "Main Strategy" and "Main Risks." In addition to the Fund's principal investment strategy discussed in the prospectus, the Fund may invest in other securities and engage in other investment techniques that are intended to help the Fund achieve its investment objective, at all times in accordance with the limitations set forth below under "Investment Limitations". Investment policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, are measured immediately after and as a result of the Fund's acquisition of the security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's policies and limitations. Unless otherwise indicated, policies and limitations may be changed by the Trustees without shareholder approval. The Fund's investment objective may be changed only by vote of a majority of its shareholders.

               EQUITY SECURITIES. The Fund's investment in equity securities, including IPOs and issuers which have capitalizations under $1 billion (small capitalization issuers), represent ownership interests in corporations, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market. In many instances, the risk factors described in the prospectus relating to IPO stocks are also applicable to stocks of small capitalization issuers.

               Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

               Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the conversion feature.
Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock.

               Warrants are a type of security usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it becomes worthless.

               ILLIQUID SECURITIES. The Fund may purchase and hold securities considered to be illiquid. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instruments. The liquidity of the Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities. The IPO and small capitalization stocks held by the Fund will tend to be less liquid than those issued by more established companies.

               RESTRICTED SECURITIES. The Fund may purchase and hold restricted securities. Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the Fund, under the direction and supervision of the Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

               FUTURES CONTRACTS. The Fund intends to purchase and sell futures contracts based on equity securities indices as a substitute for purchasing and selling the individual equity securities represented by the indices. Such transactions allow the Fund's cash balances to produce returns similar to those of the indices on which the futures contracts are based. All futures contracts to which the Fund is a party will be covered by segregating liquid assets equal to the Fund's obligations under the contracts.

               A futures contract on an equity index is an agreement between two parties that obligates one party to buy and the other party to sell the specific securities underlying the index at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery, the parties usually agree to deliver the final cash settlement price of the contract at the close of the transaction.

               When buying or selling futures contracts, the Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." Any margin amount remaining after all contractual obligations are satisfied will be returned to the Fund upon termination of the futures contracts. The Fund's aggregate initial and variation margin payments may not exceed 5% of its net assets.

               Adverse market movements could cause the Fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the Fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. To reduce the risk of such a loss, the sub-adviser will only deposit margin amounts with brokers approved by the Trustees. The Fund incurs transaction costs, including brokerage fees, when engaging in futures trading.

               Under regulations of the Commodity Futures Trading Commission, investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion.

               SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in participations in equity indices (index participations), including Standard & Poor's Depositary Receipts (SPDRs). Index participations are shares of publicly traded unit investment trusts which own the stocks included in the relevant index. Index participations, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that make trading index participations inadvisable.

               The Fund may also invest its cash reserves in securities issued by other investment companies, including money market mutual funds managed by the Fund's custodian. Because other investment companies employ investment advisers and other service providers, investments by the Fund in other investment companies may cause shareholders to pay duplicative fees.

               U.S. GOVERNMENT SECURITIES, HIGH QUALITY COMMERCIAL PAPER AND REPURCHASE AGREEMENTS. The Fund may also invest its cash reserves in interest bearing instruments, including U.S. government securities, high quality commercial paper and repurchase agreements.

               U.S. government securities are debt securities issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United

States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There is no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so. Like other fixed income securities, U.S. government securities are sensitive to interest rate changes, which will cause their prices to fluctuate.

               Commercial paper is a short-term debt instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. The Fund will only invest in commercial paper rated Prime 1 by Moody's Investors Service, Inc. (Moody's) or A-1 by Standard and Poor's Rating Service (S&P), or if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

               Repurchase agreements are instruments under which the Fund acquires ownership of certain securities (usually U.S. government securities) from a bank or broker-dealer who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. The period of repurchase agreements is usually short--from overnight to one week--although the securities underlying repurchase agreements may have longer maturity dates. In the event of a bankruptcy or other default of a repurchase agreement's seller, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. To reduce the risk of such a loss the Fund only enters into repurchase agreement with banks or broker-dealers approved by the Trustees.

               BORROWING. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.

               LENDING. The Fund may engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves the risk that the borrower may fail to return the securities or provide additional collateral. The Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned;
(3) the Fund will receive any interest or dividends paid on the loaned securities, and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

               YEAR 2000. The year 2000 presents uncertainties and possible risks to the smooth operations of the Fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the Fund's and its service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the Fund could be material. The Fund is taking steps to minimize the risks of year 2000, including seeking assurances from the Fund's service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. It is also possible that the Fund's portfolio securities and performance may be materially affected by year 2000 related problems experienced by issuers of securities and the securities markets generally.

        INVESTMENT LIMITATIONS

               THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S SHAREHOLDERS.

THE FUND MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities. The definition of "securities" does not include cash and cash items (including receivables), government securities and the securities of other investment companies, including private investment companies and qualified purchaser funds.

3) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry.

4) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the Fund may (1) purchase securities of companies that deal in commodities, real estate or interests therein and (2) purchase or sell futures contracts, options on future contracts, equity index participations and index participation contracts.

5) Lend money to any person, except that the Fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (2) lend its portfolio securities.

6) Borrow money or issue senior securities, except that the Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

7) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, the Fund may do so with respect to no more than one-third of the value of its total assets.

8) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

               THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

THE FUND MAY NOT:

1)      Purchase puts, calls, straddles, spreads or any combination thereof.

2)      Make short sales.

3) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

5) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

6) Invest for the purpose of exercising control or management of another issuer.

7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the Securities and Exchange Commission (SEC).

               With respect to the Fund's policy not to invest more than 25% of the value of its total assets in any one industry, the Fund deems the following industry groups, to be separate industries:

               Iron and Steel                                              Health and Medical Services
               Precious Metals                                             Drugs and Biosciences
               Miscellaneous Metals                                        Medical Equipment/Supplies
               Oil and Gas                                                 Publishing
               Oil Refining                                                Media
               Energy Service                                              Leisure Industry
               Paper and Forest Products                                   Hotels/Casinos
               Agriculture/Foods                                           Transportation/Freight
               Construction                                                Transportation
               Chemicals                                                   Transportation Services
               Producer Goods                                              Restaurants
               Pollution/Recycling                                         Retail Food/Beverages
               Electronics (excluding Semiconductors)                      Other Retail
               Semiconductors and Related                                  Telephone and Related
               Aerospace/Defense                                           Electric Utilities
               Computer Hardware                                           Gas Utilities
               Computer Software                                           Banks
               Internet Related                                            Thrift Institutions
               Cosmetics/Personal Products                                 Financial Services
               Apparel and Textile                                         Life and Other Insurance
               Consumer Goods                                              Real Property
               Motor Vehicles & Parts                                      Other Services
                                                                           Miscellaneous

MANAGEMENT OF THE FUND

               The officers and Trustees of the Fund, their principal occupations during the past five years and their affiliations, if any, with Hambrecht & Quist Fund Management, LLC (HQFM) or Hambrecht & Quist LLC (H&Q) are as follows:

--------------------------------------------------------------------------------------------------------------------
          Name and Age                  Position With            Principal Occupations During Past Five Years
                                          the Trust

--------------------------------------------------------------------------------------------------------------------
Daniel H. Case III*, 42           Chairman, Trustee         Chairman and Chief Executive Officer of  Hambrecht &
                                                            Quist Group and H&Q since prior to 1994. Director of
                                                            Rational Software Corporation (software development
                                                            tools), Electronic Arts Inc.(entertainment software),
                                                            AMB Property Corporation, the National Science and
                                                            Technology Medal Foundation and the Bay Area Council.
--------------------------------------------------------------------------------------------------------------------
William R. Timken*, 63            Trustee                   Director and Vice Chairman of Hambrecht & Quist Group
                                                            and H&Q since prior to 1994.


--------------------------------------------------------------------------------------------------------------------



                                       8

--------------------------------------------------------------------------------------------------------------------
David R. Krimm, 45                President                 Director of Marketing of H&Q from 1998 to the present;
                                                            Vice President of ICVerify from 1996 to 1997; and
                                                            various positions at Intuit from 1994 to 1996,
                                                            including Director of Marketing, Automated Financial
                                                            Services, Director of Investment Services and
                                                            President of Quicken Investments.
--------------------------------------------------------------------------------------------------------------------
Robert N. Savoie, 42              Chief Financial Officer   Tax Director of H&Q from 1997 to the present;
                                                            Principal of Arthur Andersen LLP, prior to 1997.
--------------------------------------------------------------------------------------------------------------------
Steven N. Machtinger, 49          Secretary                 General Counsel and Secretary of Hambrecht & Quist
                                                            Group and H&Q and a Managing Director of H&Q since prior
                                                            to 1994.
--------------------------------------------------------------------------------------------------------------------

* An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.

Unless otherwise indicated, the address of each of the above listed individuals is One Bush Street, San Francisco, California 94104.

               The Fund is overseen by the Trustees. The Trustees meet regularly to review the Fund's activities, contractual arrangements and performance and are responsible for protecting the interests of the Fund's shareholders. The following table provides information as to the expected annual compensation of the Trustees:

      -------------------------------------------------------------------
                                           Aggregate
          Name of Trustee              Compensation from
                                          the Trust(1)
      -------------------------------------------------------------------

        Daniel H. Case III                     $0
      -------------------------------------------------------------------

        William R. Timken                      $0
      -------------------------------------------------------------------

                                             $6,000
      -------------------------------------------------------------------

                                             $6,000
      -------------------------------------------------------------------

                                             $6,000
      -------------------------------------------------------------------

(1) Trustees who are not "interested persons" of the Trust receive a quarterly fee of $1,000, plus $500 for each Fund meeting attended. Trustees are also reimbursed for expenses incurred on behalf of the Trust.

        CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               As part of the Fund's organization, Hambrecht & Quist California, a California corporation, purchased 10,000 Class A shares, or 100% of the Fund's outstanding shares as of _______ __ 1999.

               Hambrecht & Quist California is a wholly-owned subsidiary of Hambrecht & Quist Group, a Delaware corporation. Through its ownership and control of over 25% of the shares of Hambrecht & Quist California, Hambrecht & Quist Group is considered to control the Fund.

               As of _______, 1999 the officers and Trustees, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the Fund.


INVESTMENT ADVISORY AND OTHER SERVICES

        INVESTMENT ADVISER

               The investment adviser for the Fund is HQFM, which is a direct or indirect wholly-owned subsidiary of Hambrecht & Quist California and Hambrecht & Quist Group and an affiliate of H&Q, the Fund's distributor. HQFM oversees the asset management and administration of the Fund. Services performed for the Fund include maintaining office facilities; furnishing statistical and research data, clerical services and stationery and office supplies; and generally assisting in the operations of the Fund.

               As compensation for these services, HQFM receives a management fee from the Fund of 0.65% of each class's average daily net assets, a portion of which is used to pay the Fund's sub-adviser. HQFM has guaranteed that, through at least December 31, 2000, the total annual operating expenses of the Class A shares will not exceed 1.55%, the total annual operating expenses of the Class B shares will not exceed 2.25%, and the total annual operating expenses of the Common Class shares will not exceed 1.50%, of such class's average daily net assets.

               The Fund pays all expenses not assumed by HQFM, including, but not limited to, Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the SEC and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and the cost of obtaining quotations for portfolio securities and the pricing of Fund shares.


        SUB-ADVISER


               The investment adviser has entered into an investment sub-advisory agreement with Symphony Asset Management, LLC (sub-adviser or Symphony) pursuant to which Symphony will act as the Fund's sub-adviser. The sub-adviser makes all investment decisions for the Fund and places orders for the purchase and sale of securities. Symphony utilizes quantitative techniques and proprietary real-time databases and software models in the performance of its services to the Fund. Symphony bases its quantitative techniques on data provided by Quote.com, a leading provider of IPO information, under an agreement granting Symphony exclusive advance access to certain of Quote.com's IPO databases. In addition to quantitative techniques, the sub-adviser will apply fundamental analysis when making investment decisions. Among other considerations, the sub-adviser may review issuers' prospectuses and attend "roadshows" when determining whether to invest in a particular IPO.

               For the sub-adviser's services, HQFM pays Symphony an annual investment sub-advisory fee, payable monthly, of 0.35% of the Fund's average daily net assets not in excess of $100 million and 0.375% of such assets over $100 million. In the event that HQFM waives its management fee to satisfy the expense guarantees described above under "Investment Adviser", the sub-adviser has agreed to waive a pro rata portion of its fee from HQFM, subject to receiving a minimum sub-advisory fee of 0.20% of the Fund's average daily net assets.


        DISTRIBUTOR

               Pursuant to a distribution agreement, H&Q (distributor), whose address is One Bush Street, San Francisco, California 94104, is the distributor for shares of the Fund and is the Fund's agent for the purpose of the continuous offering of the Fund's shares. The distributor is a wholly-owned subsidiary of Hambrecht & Quist California and an affiliate of the investment adviser. The Fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. The distributor pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. For its services under the agreement, the distributor receives the sales charges collected from sales of Class A shares and redemptions of Class A and Class B shares and the 12b-1 fees collected on each class of shares of the Fund.


        DISTRIBUTION PLAN


               The Fund has adopted a distribution plan (Distribution Plan) to permit the Fund to pay distribution fees and defray expenses associated with the distribution of its shares in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan was adopted because of its anticipated benefits to the Fund. These benefits include increased sales of the Fund's shares, enhancement of the Fund's ability to retain assets, potential economies of scale, increased stability in the Fund's portfolio positions and greater flexibility in achieving investment objectives.

               Pursuant to the Distribution Plan, the Fund pays the distributor at an annual rate of .30% of the value of the average daily net assets of Class A shares, 1.00% of the value of the average daily net assets of Class B shares and 0.25% of the value of the average daily net assets of Common Class shares. Distribution fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.

               The fees payable under the Distribution Plan are used to compensate the distributor for any expenses intended primarily to result in the sale of the Fund's shares. Distribution fees paid from Class A and Class B shares are used to compensate the distributor for, among other expenses, payments made to financial intermediaries, including broker-dealers and other financial intermediaries and industry professionals, for providing assistance in distributing Class A and Class B shares of the Fund. Distribution fees paid from Common Class shares are used to compensate the distributor for, among other expenses, payments made to mutual fund supermarkets distributing Common Class shares of the Fund. Distribution fees from each share class are also used to reimburse the distributor for expenses incurred in the preparation, printing and distribution of prospectuses and shareholder reports to non-shareholders. Distribution fees payable from each share class may also be used to compensate the distributor for payments made to third parties providing administrative support services to Fund shareholders. The full amount of distribution fees are payable to the distributor regardless of its expenses.

               All distribution expenses incurred by the distributor in excess of the fees provided for in the Distribution Plan may be carried forward and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission and (ii) the non-interested Trustees of the Fund determine at the time of initial submission that the distribution expenses are appropriate for resubmission. Distribution expenses will be paid on a first in, first out basis. All expenses covered by the Distribution Plan will be deemed to be incurred by the distributor whether paid directly by the distributor or by a third party to the extent reimbursed therefor by the distributor.

               The investment adviser and/or distributor may from time to time and from its own funds or such other resources as are permitted make payments for distribution and shareholder services. The distributor provides the Trustees with a quarterly report of the amounts expended under the Distribution Plan and the purposes for which such expenditures were incurred.

               The Distribution Plan may not be amended to increase materially the costs which holders of Class A, Class B or Common Class shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares. Other material amendments of the Distribution Plan must be approved by the Trustees, and by a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated with respect to any class of shares at any time by vote of a majority of the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements or by vote of the holders of a majority of such class of shares.


       ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

               PFPC Inc. (PFPC), whose principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator, fund accountant, dividend disbursing and transfer agent for the Fund. The services provided by PFPC include day to day maintenance of certain books and records, calculation of the offering price of the shares, preparation of reports and liaison with the Fund's custodian.

        CUSTODIAN

               PFPC Trust Company, whose principal offices are located at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as custodian for the Fund. The custodian is responsible for the daily safekeeping of securities and cash held by the Fund.


        INDEPENDENT ACCOUNTANT

               The Fund's independent accountant, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of the Fund and reviews certain regulatory reports and the Fund's federal income tax returns. It also performs other professional accounting, auditing, tax and advisory services when the Fund engages it to do so. Its address is 333 Market Street, San Francisco, CA 94105.

BROKERAGE ALLOCATION AND OTHER PRACTICES

        PORTFOLIO TURNOVER

               For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the year.

               The turnover rate of the Fund will fluctuate annually and is expected to exceed 200% in any given year. Funds with high turnover (100% or more) tend to generate higher taxable income and gains and transaction costs, including brokerage commissions.


        PORTFOLIO TRANSACTIONS


               In effecting securities transactions for the Fund, the sub-adviser seeks to obtain best price and execution. Subject to the supervision of the Fund's Trustees, the sub-adviser will generally select brokers and dealers for the Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

               In assessing these criteria, the sub-adviser will, among other things, monitor the performance of brokers effecting transactions for the Fund to determine the effect, if any, that the Fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

               When the execution capability and price offered by two or more broker-dealers are comparable, the sub-adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Commissions charged by such broker-dealers may be higher than commissions charged by broker-dealers not providing such resources. Such resources may be used by the sub-adviser when providing advisory services to other investment advisory clients, including other mutual funds.

               In an attempt to obtain best execution for the Fund, the sub-adviser may place orders directly with market makers or with third market brokers or brokers on an agency basis. Placing orders with third market brokers may enable the Fund to trade directly with other institutional holders on a net basis. At times, this may allow the Fund to trade larger blocks than would be possible trading through a single market maker.

               The Fund expects to purchase IPOs from underwriting syndicates of which H&Q, the Fund's distributor and an affiliate of the Fund's investment adviser, acts as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Fund's Trustees, including a majority of the Trustees who are not "interested persons" of the Fund. Among the conditions are that the IPO issuer will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser or sub-adviser and that no shares will be purchased from the distributor or any of its affiliates.


DESCRIPTION OF THE TRUST

               The Fund is currently the only series of Hambrecht & Quist Fund Trust, a diversified open-end investment management company organized as a Delaware business trust on June 7, 1999.

               The Fund may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each dollar of net asset value, and a proportional fractional vote for each fractional dollar of net asset value, represented by the shares owned. Shareholders may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

               A majority of shares entitled to vote will be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Agreement and Declaration of Trust (Declaration of Trust) or Bylaws permits or requires that (1) holders of any series vote as a series, then a majority of the aggregate number of shares of that series entitled to vote will be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class vote as a class, then a majority of the aggregate number of shares of that class entitled to vote will be necessary to constitute a quorum for the transaction of business by that class. Any lesser number is sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Trustees to terminate the Trust (or any series) by notice to the shareholders without shareholder approval.

               Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (Delaware Act) provides that shareholders of a Delaware business trust are entitled to the same limitations on liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees,
(ii) provides for the indemnification out of Trust property of shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgement thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law;
(2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

               As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series will be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the Trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the Declaration of Trust.

               Shares of the Trust may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the Fund.

        PURCHASE, REDEMPTION AND PRICING OF SHARES


        CLASS A SHARES

               Class A shares will normally be more beneficial than Class B shares to investors who qualify for reduced initial sales charges on Class A shares, as set forth in the prospectus. The transfer agent will, therefore, reject any order for $250,000 or more for Class B shares.

               With respect to purchases of $1,000,000 or more made through authorized financial intermediaries, the distributor may pay from its own resources a fee of up to 1% of the amount invested to compensate such financial intermediaries for their distribution assistance. Proceeds from the CDSC on Class A shares are used by the distributor to defray these expenses.


               No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income and gains distributions or
  (ii) upon the automatic conversion of Class B shares to Class A shares.

        COMBINED PURCHASE PRIVILEGE AND CUMULATIVE QUANTITY DISCOUNT

               Certain investors may qualify for a reduced sales charge according to the Class A sales charge schedule set forth in the prospectus, by combining purchases of shares of the Fund into a single "purchase" if the resulting "purchase" equals at least $50,000. For purposes of this Combined Purchase Privilege, the term "purchase" refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years; (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single fiduciary account even though more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company" as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no other purpose than the purchase of shares of the Fund or shares of other registered investment companies. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

               An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of: (i) the investor's current purchase; (ii) the net asset value (at the close of business on the previous day) of all Class A shares of the Fund held by the investor; and (iii) the net asset value of all shares described in (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor in a single "purchase" as described above.

               To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on purchases made through a financial intermediary, the investor or financial intermediary must provide the transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

                  STATEMENT OF INTENTION

                  Class A investors may also obtain a reduced sales charge, as set forth in the prospectus, by means of a written Statement of Intention, which expresses the investor's intention to invest at least $50,000 within a period of 13 months in Class A shares of the Fund. Each purchase under a Statement of Intention will be made at the public offering price at the time of such purchase applicable to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of Fund shares made not more than 90 days prior to the date the investor signs the Statement of Intention; however, the 13 month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase included.

                  The Statement of Intention is not a binding obligation on the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention will be 5% of such amount. Shares purchased with the first 5% will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated in the Statement of Intention is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount has been purchased, the escrow will be released. To the extent the investor purchases more than the dollar amount indicated in the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13 month period. The difference in the sales charge will be used to purchase additional Fund shares subject to the rate of the sales charge applicable to the actual amount of the aggregate purchase.

                  PRIVILEGE FOR CERTAIN RETIREMENT PLANS

                  Multiple participant payroll deduction retirement plans, such as 401(k) plans, may also purchase shares of the Fund at a reduced sales charge on a monthly basis during the 13-month period following the plan's initial purchase. The sales charge applicable to the initial purchase of shares of the Fund will be that normally applicable under the sales charge schedule set forth in the prospectus to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under the schedule, to an investment equal to the sum of
(i) the total purchases previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted based on later purchases.

                  SALES AT NET ASSET VALUE

                  The Fund may sell its Class A shares at net asset value (without an initial sales charge) and without a CDSC to certain categories of investors, including:

               (i) HQFM, H&Q, Symphony and their affiliates, and their current officers, partners, directors and employees, any current or former Trustee or officer of the Trust, any spouse or sibling, direct ancestor or direct descendent (collectively "relatives") of any such individual, or any trust, individual retirement account or retirement plan account for the benefit of any such individual or relative;

               (ii) qualified retirement plans of HQFM, H&Q, Symphony and their affiliates;

               (iii) any registered representative of any financial intermediary authorized to sell Class A or Class B shares of the Fund or their respective spouses, children and parents;

               (iv) banks, trust companies and other types of depository institutions investing for their own accounts or for their customers' accounts;

               (v) any state, county or city, or any instrumentality, department, authority or agent thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of the Fund;

               (vi) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (A) buy shares worth $500,000 or more, or
(B) have at the time of purchase, 100 or more eligible participants, or (C) certify that they project to have annual plan purchases of $200,000 or more;

               (vii) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or other financial intermediaries that have entered into an agreement with H&Q, specifying aggregate minimums and certain operating policies and standards; and

               (viii) registered investment advisers investing for accounts for which they receive asset-based fees.

               A purchaser must certify eligibility for an exemption from the Class A sales charge on their account application (attached to the prospectus) and notify the transfer agent if the purchaser is no longer eligible for an exemption. Exemptions will be granted subject to verification of a purchaser's entitlement. Investors purchasing Class A shares of the Fund at net asset value may be charged a fee if they effect transactions in Fund shares through a financial intermediary.

               The CDSC imposed on certain purchases of Class A shares may be waived in the same manner as the CDSC on Class B shares may be waived, as described below under "Class B Shares."

CLASS B SHARES

               The combination of the CDSC and the distribution fee enables the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The higher distribution fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Common Class shares.

               The CDSC may be waived on Class B shares if the redemption relates to: (a) retirement distributions or loans to participants or beneficiaries from pension or profit sharing plans, pension funds and other company-sponsored benefit plans (each a Plan); (b) the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended
(Code)) of a participant in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(m)(7) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) excess contributions distributed from a Plan; (i) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event; and (h) redemption proceeds which are being reinvested in accounts or non-registered products over which an advisory affiliate of Hambrecht & Quist Group has investment discretion.

               Class B shares convert to Class A shares five years after the end of the calendar month in which the shareholder's purchase order was accepted. Such conversion will occur on the basis of the net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion is to reduce the distribution fee paid by Class B shareholders that have been outstanding long enough for the distributor to have been compensated for the distribution expenses incurred in the sale of the shares.

               For the purpose of conversion to Class A shares, Class B shares purchased through reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class B shares held in the sub-account will also convert to Class A shares.

               The conversion of Class B shares to Class A shares is subject to the availability at the time of conversion of an opinion of counsel or other assurance to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal law. In the event such assurance is not available, no further conversion of Class B shares would occur and shares would continue to be subject to a higher distribution fee for an indefinite period.


         PURCHASING AND REDEEMING SHARES OF THE FUND

               As long as the Fund or PFPC Inc. follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses you may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording telephone orders.

               PFPC Inc. does not accept third party checks as payment for Fund shares. The Fund requires signature guarantees for redemptions in excess of $25,000. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchange Medallion Program and the New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees that are not part of these programs will not be accepted.

               Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by the Fund's transfer agent, PFPC Inc. Twice a year, financial reports will be mailed to shareholders describing the Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.

               The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Trustees may deem advisable. Payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist that would make such payment a detriment to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.


        PRICING OF SHARES

               Securities traded on stock exchanges are valued at the last quoted sales price that day on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices.

               Open futures contracts will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available on the valuation date, the last available closing settlement price will be used.

               U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair values as of the 61st day prior to maturity if their original maturity exceeded 60 days (unless in either case the Trustees determine that this method does not represent fair value).

               Fixed income securities not maturing within 60 days may be valued on the basis of the price provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

               Securities and assets for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the Trustees.

               The assets attributable to Class A, Class B and Common Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.


         TAXATION

         FEDERAL TAX INFORMATION FOR THE FUNDS

               It is the Fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the Fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

               The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

               The Fund's transactions in futures contracts may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.


        FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

               The discussion of federal income taxation presented below supplements the discussion in the Fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the Fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the Fund.

               Any dividends declared by the Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares will, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the Fund, dividend distributions the Fund designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation. Distributions by the Fund also may be subject to state, local and foreign taxes, and the Fund's treatment under applicable tax laws may differ from the federal income tax treatment.

               The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or
(3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

               Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


CALCULATION AND USE OF PERFORMANCE DATA


               Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, the result of which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the Fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

               An after-tax total return for the Fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

               The Fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

               The Fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the most recent fiscal year end.

               The performance of the Fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The Fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Fund's performance to be higher or lower than that of an index. The Fund's annual report may contain additional performance information.

CERTAIN HISTORICAL INFORMATION ABOUT IPOS

               The following chart, which the Fund may include in advertisements, provides certain historical performance information about IPOs by U.S. companies (domestic IPOs), compared to the performance of selected indexes over the same period. The data is provided solely to illustrate the performance over time of domestic IPOs. The domestic IPO return has been calculated by averaging the performance of every IPO by a U.S. company that was outstanding for 18 months or less as of the end of each month of the year indicated.

               You should not rely on this data as an indication of future performance of IPOs or the Fund, as performance figures for earlier periods may vary significantly from those shown and past performance may not be an indication of future performance. You should also not rely on this data as an indication of the future performance of the Fund for other reasons. The data includes IPOs that are not traded on the NYSE, American Stock Exchange or NASDAQ National Market and would not meet the sub-adviser's criteria for offering size, issuer market capitalization or lead underwriter. Also, in many cases a large percentage of an IPO's gain occurs during the first month, and in particular, the first day of trading. There can be no assurance that the Fund will be able to purchase IPOs at the offering price.

-------------------------------------------------------------------------------------------------------------------------------
   Year     Domestic IPO Return   S&P 500-Registered Trademark-   Russell 2000-Registered Trademark-     Hambrecht & Quist
                                        Index(1)                             Index(2)                       Growth Index(3)
------------------------------------------------------------------------------------------------------------------------------

   1993            72.60%               10.02%                               17.00%                             9.71%
------------------------------------------------------------------------------------------------------------------------------
   1994            (9.91)                1.35                                (3.18)                             3.22
------------------------------------------------------------------------------------------------------------------------------
   1995            52.63                37.59                                27.36                             66.83
------------------------------------------------------------------------------------------------------------------------------
   1996            23.03                23.24                                16.42                              4.64
------------------------------------------------------------------------------------------------------------------------------
   1997            18.72                31.68                                22.06                              2.39
------------------------------------------------------------------------------------------------------------------------------
   1998             8.17                26.84                                (2.25)                            45.04
------------------------------------------------------------------------------------------------------------------------------
   1999(4)         14.79                 4.86                                (5.43)                            23.95
------------------------------------------------------------------------------------------------------------------------------
  Average
  Annual
  Return           26.31                21.11                                11.46                             22.96
------------------------------------------------------------------------------------------------------------------------------

Source - Quote.com

1. The S&P 500-Registered Trademark- Index measures the average performance of 500 widely held stocks from companies in the industrial, transportation, financial and utility sectors.

2. The Russell 2000-Registered Trademark- Index measures the performance of the smallest 2000 companies in the Russell 3000-Registered Trademark- Index, which is comprised of the stocks of the largest 3000 U.S. publicly traded companies.

3. The Hambrecht & Quist Growth Index measures the performance of approximately 275 companies with annual revenues of less than $300 million, including companies in the technology, healthcare, branded consumer and internet sectors.

4. Includes non-annualized data for the first three months of 1999.

                             HAMBRECHT & QUIST FUND TRUST

                              Part C - Other Information


Item 23.  EXHIBITS:

     (a) Agreement and Declaration
         of Trust. . . . . . . . . . . . . . .    Filed herewith.

          (a)(1) Certificate of Trust. . . . .    Filed herewith.

     (b) By-laws . . . . . . . . . . . . . . .    Filed herewith.

     (c) Instruments defining Rights
          of Security Holders. . . . . . . . .    Not applicable.

     (d) Investment Advisory Contracts . . . .    To be filed by amendment.

     (e) Distribution Agreement. . . . . . . .    To be filed by amendment.

     (f) Bonus or Profit Sharing Contracts . .    None.

     (g) Custodian Agreements. . . . . . . . .    To be filed by amendment.

     (h) Other Material Contracts
          (1) Transfer Agency Services
             Agreement . . . . . . . . . . . .    To be filed by amendment.
          (2) Administration and
             Accounting Services Agreement . .    To be filed by amendment.

     (i) Legal Opinion . . . . . . . . . . . .    To be filed by amendment.

     (j) Other Opinions
          Consent of Independent
          Accountants. . . . . . . . . . . . .    To be filed by amendment.

     (k) Omitted Financial Statements. . . . .    None.

     (l) Initial Capital Agreements. . . . . .    To be filed by amendment.

     (m) Rule 12b-1 Plan . . . . . . . . . . .    To be filed by amendment.

     (n) Financial Data Schedule . . . . . . .    To be filed by amendment.

     (o) Rule 18f-3 Plan . . . . . . . . . . .    To be filed by amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          As of _______, 1999 Hambrecht & Quist California, a California corporation which is a wholly-owned subsidiary of Hambrecht & Quist Group, a Delaware corporation, owned 100% of the shares of the Fund. The Fund may be considered to be under common control with the following direct and indirect subsidiaries of Hambrecht & Quist Group:

               Hambrecht & Quist, LLC (Delaware limited liability company) Hambrecht & Quist Fund Management, LLC (California limited liability company)
               Hambrecht & Quist Capital Management, Inc. (California
                    corporation)
               Hambrecht & Quist Management Corporation (California corporation) Hambrecht & Quist Venture Partners (California limited partnership)
               Hambrecht & Quist Guaranty Finance, LLC (California limited liability company)
               H&Q Venture Management, LLC (Delaware limited liability company)

Item 25.  INDEMNIFICATION

          The Agreement and Declaration of Trust (Article IV, Section 3) of the Trust provides that, in the event a Trustee, officer, employee or agent of the Trust is sued for his or her activities concerning the Trust, the Trust will indemnify that person to the fullest extent permitted by law except if that person has been found by a court or body before which the proceeding was brought to have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

          The Registrant intends to purchase errors and omissions insurance with Trustees and officers' liability coverage.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Hambrecht & Quist Fund Management, LLC (adviser), was recently formed to act as the Fund's investment adviser and has no other businesses of a substantial nature. Information as to the adviser's officers and managing members is included in its Form ADV filed on ______________, 1999 with the Securities and Exchange Commission (Registration Number ___________) and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          Hambrecht & Quist LLC (distributor) serves as principal underwriter of the shares of the Fund. The following table sets forth information concerning each officer of the distributor.

          ----------------------------------------------------------------------------------
              Name and Principal         Position and Offices        Position and Offices
              Business Address*           with Underwriter               with Registrant
          ----------------------------------------------------------------------------------
           Daniel H. Case III      Chairman and Chief Executive       Chairman, Trustee
                                   Officer
          ----------------------------------------------------------------------------------
           William R. Timken       Director and Vice Chairman         Trustee
          ----------------------------------------------------------------------------------
           Patrick J. Allen        Managing Director and Chief
                                   Financial Officer
          ----------------------------------------------------------------------------------
           Todd D. Bakar           Managing Director and Director
                                   of Research
          ----------------------------------------------------------------------------------
           David G. Golden         Managing Director and Co-
                                   Director of Investment Banking
          ----------------------------------------------------------------------------------
           John P. Hullar          Managing Director and Director
                                   or Worldwide Sales
          ----------------------------------------------------------------------------------
           Steven N. Machtinger    Managing Director, General         Secretary
                                   Counsel and Secretary
          ----------------------------------------------------------------------------------
           David M. McAuliffe      Chief Operating Officer
          ----------------------------------------------------------------------------------
           Cristina M. Morgan      Managing Director and Co-
                                   Director of Investment Banking
          ----------------------------------------------------------------------------------

          * All addresses are One Bush Street, San Francisco, California 94104.


Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books or other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules thereunder, are maintained by the Registrant's sub-adviser, Symphony Asset Management, LLC, at
          555 California Street, San Francisco, California 94104. Certain records, including records relating to Registrant's shareholders, are maintained at the offices of the Registrant's transfer agent, registrar, dividend disbursing agent and shareholder servicing agent, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.
           Records relating to the physical possession of securities are maintained by the Trust's custodian, PFPC Trust Company, 200
          Stevens Drive, Lester, Pennsylvania 19113. All other records required to be maintained, are maintained at the offices of the adviser at One Bush Street, San Francisco, California 94104.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          Not applicable.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 11th day of June, 1999.


                              HAMBRECHT & QUIST FUND TRUST
                              (Registrant)


                              By:  /s/ David R. Krimm
                                 ---------------------------
                                   David R. Krimm, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


         SIGNATURE                             TITLE                     DATE
Principal Executive Officer

/s/ David R. Krimm                       Initial Trustee and           June 11, 1999
------------------------------------     President

Principal Financial and
Accounting Officer


 /s/ Robert N. Savoie                    Chief Financial Officer       June 11, 1999
------------------------------------

                            HAMBRECHT & QUIST FUND TRUST

                              Exhibit Index to Part C



 ITEM NO.                 DESCRIPTION
 --------                 -----------

 99(a)                    Agreement and Declaration of Trust

 99(a)(1)                 Certificate of Trust

 99(b)                    By-laws